Leases	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Leases
16.	Leases

The Group as a lessor

The Group entered into lease agreements as lessor with both third parties and related parties.

	For the years ended December 31,
	2020	2021	2022
Rental Income：
Lianwai Kindergarten	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited	914,287	152,382	-
Grocery stores	104,761	76,191	-
Total	1,773,333	982,858	754,285

The third parties rented the school non-education space mainly for grocery stores, which sell mainly stationary or snacks etc. to students which were operated directly by the lessee, and the lease term ended in August, 2021.

The Group leased certain non-education space to the related party, Lishui Yuanmeng Training Company Limited from December 1, 2016 to February 28, 2021. In addition, the Group continued leasing its space to Lianwai Kindergarten for their operation of kindergarten care service after the disposal on November, 2018, and the lease term will be ended in December 2024 (Note 17).

The Group as a lessee

	As of December 31,
	2021	2022

Operating right-of-use assets	-	7,580,536

Operating lease payment liabilities, current	-	3,866,910
Operating lease payment liabilities, non-current	-	3,558,380
Total	-	7,425,290

The weighted average discount rate of the operating lease was 4.58% as of December 31, 2022. The weighted average remaining lease term was 1.83 years as of December 31, 2022. Cash paid for operating lease was RMB3,880,445 and operating right-of-use assets obtained in exchange for operating lease payment liabilities was RMB11,305,735 for the year ended December 31, 2022.

For the years ended December 31 2020, 2021 and 2022, the lease expense was as follows:

	For the years ended December 31,
	2020	2021	2022

Operating leases expense	-	238,251	4,454,857
Short-term lease expense	-	-	11,741,215
Total	-	238,251	16,196,072

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2022:

For the years ended December 31,	RMB
2023	4,342,857
2024	3,085,714
2025	571,429
Total lease payments	8,000,000
Less: imputed interest	(574,710)
Total operating lease liabilities	7,425,290